Lease liabilities (non-current and current) - Summary of Changes in Carrying Amount of Lease Liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Non Current And Current Portion Of The Lease Liabilities [Abstract]
Balance at beginning of year	€ 51,849	€ 57,138
Additions for new leases	9,773	7,909
Interest expenses	3,090	2,877	€ 2,603
Lease payments	(14,147)	(12,926)	(12,693)
Disposal of leases	(172)	(2,568)
Adjustments due to remeasurements	584	(227)
Adjustments due to modifications	11,867	(167)
Covid-19 rent concessions		(635)	(1,515)
Effect of translation adjustments	(517)	448
Balance at end of year	€ 62,327	€ 51,849	€ 57,138